Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
7.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2014	2015
Payable to employees for exercise of share options	$—	$11,297
Accrued payroll and welfare	3,693	7,406
Payable for advertisement	1,670	2,718
Other tax payables	195	1,517
Accrued services fee	2,984	1,506
Deferred ADR deposit income	—	617
VAT payable	63	550
Deferred government subsidy	330	330
Accrued rental expense	266	12
Others	214	741

Total	$9,415	$26,694